CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 650,941	$ 575,215
Current portion of restricted cash	0	13
Non-current portion of restricted cash	130	131
Total cash, cash equivalents and restricted cash	$ 651,071	$ 575,359	$ 657,609	$ 327,232